UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 94.2%
New York 88.8%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,
Series A, 5.25%, 11/15/27	$5,000,000	$5,468,150
Series A, 5.25%, 11/15/32	5,000,000	5,463,300
Series E, 5.50%, 11/15/27	1,135,000	1,260,758
Series E, 5.25%, 11/15/32	1,150,000	1,256,559
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing
Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,217,110
10/01/45	3,800,000	4,045,176
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp.
Project, Series A, 5.375%, 10/01/41	2,035,000	2,261,109
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,100,000	2,246,202
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,053,000
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%,
5/01/28	8,100,000	9,434,313
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, Pre-Refunded, 5.00%,
10/01/30	3,000,000	3,156,570
10/01/35	1,500,000	1,578,285
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	41,854,000
5.25%, 2/15/47	35,000,000	38,677,100
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,731,550
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	48,947,220
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,852,180
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,801,100
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,992,212
General, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	24,000,000	24,000,000
General, Series B, 5.00%, 12/01/35	5,000,000	5,233,400
General, Series C, 5.00%, 9/01/35	16,000,000	16,852,320
General, Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,266,350
Series A, AMBAC Insured, 5.00%, 9/01/34	5,210,000	5,219,222
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34	15,460,000	15,460,000
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	995,890
Monroe County IDC Revenue, University of Rochester Project,
Series A, 5.00%, 7/01/38	6,350,000	7,191,185
Series B, 5.00%, 7/01/43	5,000,000	5,633,700
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project,
Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,715,539
7/01/34	3,000,000	3,002,850
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,088,360
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	26,166,891
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	25,894,428
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	71,675,977
Series B, 5.00%, 11/15/34	63,750,000	71,173,687
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,608,460
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	43,304,000
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	21,500,000	23,894,885
Series A, 5.00%, 11/15/35	43,895,000	47,361,388
Series A, 5.00%, 11/15/37	48,000,000	51,160,800
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,379,160
Series B, 5.00%, 11/15/37	25,000,000	26,685,750
Series B, 5.00%, 11/15/38	11,320,000	12,574,256
Series B, 5.00%, 11/15/43	10,670,000	11,793,231
Series C, 6.50%, 11/15/28	15,000,000	18,216,900
Series C, 5.00%, 11/15/38	10,000,000	11,108,000
Series C, 5.00%, 11/15/42	10,000,000	11,060,600

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)
Series C, 5.00%, 11/15/47	16,125,000	17,642,524
Series F, 5.00%, 11/15/35	11,000,000	11,489,830
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,170,977
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,257,000
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,555,682
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	29,485,844
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	30,519,340
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,249,641
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
11/01/28	2,000,000	2,320,900
New York City Educational Construction Fund Revenue, Series A,
5.75%, 4/01/41	20,000,000	23,507,000
BHAC Insured, 5.00%, 4/01/37	19,750,000	20,566,860
New York City GO,
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,104,953
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,100,061
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,094,159
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,086,856
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,079,152
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,065,700
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,053,875
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,038,518
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	998,779
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	984,721
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,749,600
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,529
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,209,496
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,506,192
Fiscal 2009, Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,394,610
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,980,900
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	20,160,700
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	22,166,040
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,758,897
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,525,574
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,936,110
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,697,600
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,545,848
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,619,300
Refunding, Series D, 5.125%, 8/01/19	10,000	10,033
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,880,714
Savers, Series B, zero cpn., 6/01/19	1,030,000	1,003,302
Series G, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/22	45,000	48,029
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	60,000	64,523
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	19,940,000	21,566,705
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,806,462
Series C-1, 5.25%, 11/01/29	6,110,000	6,473,973
Series C-1, 5.50%, 11/01/34	3,000,000	3,191,970
Series C-1, 5.55%, 11/01/39	3,300,000	3,470,841
Series C-1, 5.70%, 11/01/46	12,500,000	13,198,500
New York City IDA Civic Facility Revenue,
Ethical Culture Fieldston School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,429,358
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,533,305
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,244,266
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	23,107,230
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2005, Refunding, Series B, 5.00%, 6/15/36	26,700,000	27,000,909
Fiscal 2005, Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,016,253
Fiscal 2005, Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,138,027
Fiscal 2006, Refunding, Series A, 5.00%, 6/15/39	34,950,000	36,003,043
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	62,442,060
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	56,669,600
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,499,029
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	41,877,600

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,822,717
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,854,015
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	45,901,417
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,650,150
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,917,992
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,797,400
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	82,052,250
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,213,800
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	34,367,100
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	58,558,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,546,722
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,569,600
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,622,319
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	19,780,006
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,259,600
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,465,000	2,921,296
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,455,240
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,227,700
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,702,250
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,343,455
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	50,646,600
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,379,660
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	20,135,000	22,918,462
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,798,133
Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	5,943,272
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	34,540,344
11/15/44	41,000,000	42,180,390
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	56,262,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	19,750,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,076,300
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	86,360,000	103,423,009
5.50%, 10/01/37	27,000,000	33,344,460
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,794,700
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,686,811
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,869,367
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,668,680
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,485,610
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,157,340
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	830,000	841,919
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,160,490
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,693,988
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/15/30	5,000,000	5,108,850
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,083,186
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,239,064
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,107,528
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,053,938
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,216,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	24,263,360
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%,
7/01/30	5,150,000	5,849,885
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL RE, FGIC Insured, 5.25%,
7/01/34	13,220,000	15,268,836
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,934,010
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,383,000
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,639,275
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,732,125
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,167,970
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,402,425

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,748,388
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,343,787
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,242,224
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 8/01/24	2,500,000	2,726,025
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 2/01/28	10,060,000	10,192,691
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/35	10,000,000	10,834,100
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,494,100
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,478,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,576,200
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,876,120
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	30,319,236
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,258,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,222,100
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,065,643
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	6,055,235
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,488,000
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,814,000
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	29,441,287
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,869,271
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	53,953,573
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	27,265,500
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,578,162
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,566,875
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,318,936
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,392,907
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,309,930
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,008,370
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,587,637
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,326,430
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	14,154,660
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	11,027,800
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,607,968
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,174,865
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,170,582
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,458,650
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,676,081
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,677,306
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,838,400
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,267,908
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,613,658
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,512,820
Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,169,500
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,437,300
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	7,074,066
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,487,960
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,573,850
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,560,950
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,575,832
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	6,891,873
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,184,800
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	14,518,270
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,280,800
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,018,216
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,719,785
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,904,310
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,505,550
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured
Guaranty, 5.50%, 5/15/22	5,000,000	6,198,250
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	115,000	115,219
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	28,092,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,756,200

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/33	14,210,000	15,694,519
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,778,838
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	4,946,557
State Supported Debt, Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33	4,995,000	5,003,342
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	28,000,000	30,003,120
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/33	9,005,000	9,814,189
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/38	22,260,000	24,199,291
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/32	8,680,000	9,300,967
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/33	4,275,000	4,659,152
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%, 2/15/30	925,000	939,911
State Supported Debt, Mental Health Services Facilities Improvement, Series E, Pre-Refunded, 5.00%, 2/15/30	11,175,000	11,415,709
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	23,497,800
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/43	16,675,000	18,793,892
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	34,981,056
Education, Series A, 5.00%, 3/15/36	7,395,000	7,817,550
Education, Series A, 5.00%, 3/15/37	49,750,000	54,096,657
Education, Series A, 5.00%, 3/15/38	5,000,000	5,598,250
Education, Series C, 5.00%, 12/15/31	17,305,000	18,890,484
Education, Series C, 5.00%, 12/15/35	10,000,000	10,856,900
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	279,071
Education, Series D, 5.00%, 3/15/36	46,500,000	50,014,470
General Purpose, Series A, 5.00%, 2/15/34	16,525,000	18,571,786
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,776,471
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,342,900
Series A, 5.00%, 2/15/39	20,700,000	23,114,655
Series A, Pre-Refunded, 5.00%, 2/15/39	5,000	5,885
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A,
AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,241,200
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution, Subordinated State Revolving Fund,
Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,880,650
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,987,199
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,220,046
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,874,825
Series A, 5.125%, 6/15/38	35,000,000	39,552,450
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,664,920
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing, Series A,
5.00%, 3/15/34	10,000,000	11,073,900
5.00%, 3/15/38	15,000,000	16,381,500
NATL Insured, 5.00%, 9/15/34	10,205,000	10,428,081
NATL Insured, Pre-Refunded, 5.00%, 9/15/34	1,375,000	1,410,503
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,577,745
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,914,375
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,785,000	1,790,444
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	190,000	190,486
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,035,000	1,036,998
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	2,075,000	2,078,756
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,693,300
New York State Thruway Authority General Revenue,
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,355,600
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,795,900
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	58,466,923
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,466,162
Series F, AMBAC Insured, 5.00%, 1/01/30	3,225,000	3,267,022
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	6,775,000	6,882,181
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	36,223,600
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,667,200
Series I, 5.00%, 1/01/42	45,000,000	49,113,450
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,595,600
Series A, 5.00%, 4/01/27	27,000,000	31,611,060
Series A, 5.00%, 4/01/28	11,600,000	13,511,448
Series A, 5.00%, 4/01/30	9,000,000	10,395,990

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)
Series A, 5.00%, 4/01/31	10,250,000	11,756,750
Series A, 5.00%, 4/01/32	11,100,000	12,682,860
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	8,194,574
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,946,377
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,667,572
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,115,801
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,389,185
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,602,450
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,159,900
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,220,067
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,019
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,103,500
4/01/16	1,000,000	1,096,440
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,
NATL Insured, zero cpn., 4/01/30	16,635,000	6,985,203
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,901,062
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	33,134,700
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	80,533,097
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,212,750
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,652,260
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	27,716,000
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,372,572
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,078,620
12/01/37	3,320,000	3,397,489
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,222,741
10/15/32	94,975,000	95,477,418
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,759,144
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,030,100
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	1,290,000	1,290,413
5.375%, 1/01/23	4,760,000	4,760,286
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,340,744
Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,671,250
Pre-Refunded, 5.50%, 1/01/30	32,185,000	40,346,150
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,611,766
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,410,766
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,865,520
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,926,866
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,301,900
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,723,250
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	53,332,067
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	46,444,000
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,129,607
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,686,624
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,952,218
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,462,151
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	13,065,664
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	1,885,000	1,968,129
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,306,170
6.00%, 6/01/29	1,000,000	1,137,310

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2014 (unaudited) (continued)

6.00%, 6/01/41	5,000,000	5,546,100
		4,837,128,483
U.S. Territories 5.4%
Puerto Rico 5.4%
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,029,737
Series B, 6.00%, 7/01/39	20,000,000	15,447,400
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	10,443,300
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, Assured
Guaranty, 5.25%, 7/01/34	30,000,000	29,098,800
[a]Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	17,648,812
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	7,990,100
Series P, 6.75%, 7/01/36	12,500,000	10,071,375
Series Q, 5.625%, 7/01/39	10,000,000	7,496,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	12,401,400
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	39,981,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	75,945,600
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,791,800
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	27,578,950
first subordinate, Series C, 5.25%, 8/01/41	25,065,000	19,632,412
Senior Series C, 5.25%, 8/01/40	7,000,000	5,981,990
		295,539,076
Total Municipal Bonds (Cost $4,817,033,589) 94.2%		5,132,667,559

Other Assets, less Liabilities 5.8%		315,576,596
Net Assets 100.0%		$5,448,244,155

a At August 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDC - Industrial Development Corp.
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,821,567,036

Unrealized appreciation	$380,604,131
Unrealized depreciation	(69,503,608)
Net unrealized appreciation (depreciation)	$311,100,523

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 24, 2014